Special Charges And Merger Related Expenses (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Principal terms of new business, headcount reduced	10,500	10,500
Business Combination, Integration Related Costs	$ 16